Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of the notional amount of off-balance sheet financial instruments

(Dollar amounts in thousands)	2012	2011
Loans in process and commitments:
Fixed interest rate	$18,732	$25,487
Variable interest rate	13,617	16,585
Lines of credit (unfunded):
Commercial	21,544	22,312
Consumer	51,375	51,145
Letters of credit:
Standby	15,423	14,461
Interest Rate Cap Contracts	170,000	200,000
Interest Rate Swap Contracts	35,000	35,000